Employee Future Benefits	9 Months Ended
Sep. 30, 2019
Employee Future Benefits
Employee Future Benefits

10	Employee future benefits

The Company sponsors a pension plan in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	Nine months ended September 30, 2019			Year ended December 31, 2018
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	13,100	105	13,205	14,229
Current service cost	30	5	35	72
Interest cost	160	1	161	225
Actuarial loss (gain) arising from changes in financial assumptions	2,027	—	2,027	(174)
Benefits paid	(313)	—	(313)	(494)
Impact of foreign exchange rate changes	(633)	(5)	(638)	(653)
Balances – End of the period	14,371	106	14,477	13,205
Amounts recognized:
In net loss	(190)	(6)	(196)	(316)
In other comprehensive loss	2,027	—	2,027	846

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Throughout 2019, management has reduced the discount rate assumption on a quarterly basis from 1.9% at December 31, 2018 to 1.4% to 1.1% to 0.8% as at September 30, 2019.